Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common stock	Additional paid-In capital	Treasury stock	Retained earnings	Total	Noncontrolling interest
Beginning Balance at Dec. 31, 2022	$ 12,758	$ 1,157	$ 2,631	$ (268)	$ 8,713	$ 460	$ 65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from noncontrolling interest	52						52
Repurchase of common stock	(346)			(346)
Stock-based compensation expense	236		235	237	(237)		1
Comprehensive income (loss):
Net income	4,222				4,211		11
Other comprehensive income (loss), net of tax	153					153
Total comprehensive income	4,375
Dividends to noncontrolling interest	(6)						(6)
Dividends	(217)				(217)
Ending Balance at Dec. 31, 2023	16,852	1,157	2,866	(377)	12,470	613	123
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from noncontrolling interest	104						104
Repurchase of common stock	(359)			(359)
Stock-based compensation expense	222		222	245	(245)
Comprehensive income (loss):
Net income	1,565				1,557		8
Other comprehensive income (loss), net of tax	(377)					(377)
Total comprehensive income	1,188
Dividends to noncontrolling interest	(5)						(5)
Dividends	(323)				(323)
Ending Balance at Dec. 31, 2024	17,679	1,157	3,088	(491)	13,459	236	230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from noncontrolling interest	156						156
Repurchase of common stock	(367)			(367)
Stock-based compensation expense	193		193	221	(221)
Comprehensive income (loss):
Net income	180				166		14
Other comprehensive income (loss), net of tax	710					709	1
Total comprehensive income	890
Dividends to noncontrolling interest	(4)						(4)
Dividends	(322)				(322)
Ending Balance at Dec. 31, 2025	$ 18,225	$ 1,157	$ 3,281	$ (637)	$ 13,082	$ 945	$ 397